Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 8,542,492	$ 4,705,084
Less: accumulated amortization	(1,120,387)	(485,063)
Intangible assets, net	7,422,105	4,220,021
Self-developed software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	95,478	95,626
Acquired ERP system [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 8,447,014	$ 4,609,458